SCHEDULE OF OUTSTANDING WARRANT (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2022		Dec. 31, 2021
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		1,521,331		1,054,543
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		945,063	[1]	945,063
Warrant description		LACQ warrants	[1]	LACQ warrants
Warrant One [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 200.00	[1]	$ 200.00
Warrant One [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 230.00	[1]	$ 230.00
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		55,306	[2]	55,306
Exercise price		$ 4.04	[2]	$ 90.00
Warrant description		Share subscription facility	[2]	Share subscription facility
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		18,058	[3]	18,058
Exercise price		$ 15.60	[3]	$ 152.60
Warrant description		2021 Notes	[3]	Convertible note
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		36,116	[4]	36,116
Exercise price		$ 15.60	[4]	$ 152.60
Warrant description		2021 Notes	[4]	Convertible note
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	[5]	233,394
Exercise price	[5]	$ 14.17
Warrant description	[5]	2022 Notes
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	[6]	233,394
Exercise price	[6]	$ 14.17
Warrant description	[6]	2022 Notes

[1]	On June 30, 2021, as a result of the closing of the Business Combination, the Company assumed a total of 945,063 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $200.00 and $230.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 500,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 445,063 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.
[2]	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 55,306 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $200.20 per share. The grant date fair value of the warrants, based on the $289.80 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.
[3]	On September 24, 2021, the Company issued 18,058 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July of 2022, the exercise price of these warrants was adjusted down to $15.60. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations in other income (expense).
[4]	On November 5, 2021, the Company issued 36,116 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026. As a result of the issuance of the 2022 Notes in July of 2022, the exercise price of these warrants was adjusted down to $15.60. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations in other income (expense).
[5]	On July 1, 2022, the Company issued 233,394 warrants in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $14.17 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027.
[6]	On August 9, 2022, the Company issued 233,394 warrants in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $14.17 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on August 8, 2027.